Restricted Net Assets - Schedule of Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Restricted Net Assets [Abstract]
Additional paid-in-capital	¥ 203,150	$ 27,832	¥ 203,150
Statutory reserve	32,647	4,473	31,311
Total	¥ 235,797	$ 32,305	¥ 234,461